Document and Entity Information	12 Months Ended
Dec. 31, 2022
Document Information [Line Items]
Entity Central Index Key	0001534248
Document Fiscal Period Focus	FY
Amendment Flag	false
Document Type	8-K
Document Fiscal Year Focus	2022
Document Period End Date	Dec. 31, 2022
Entity File Number	001-38807
Entity Registrant Name	Chemomab Therapeutics Ltd.
Entity Incorporation, State or Country Code	L3
Entity Tax Identification Number	81-3676773
Entity Address, Address Line One	Kiryat Atidim
Entity Address, Address Line Two	Building 7
Entity Address, City or Town	Tel Aviv
Entity Address, Country	IL
Entity Address, Postal Zip Code	6158002
City Area Code	972
Local Phone Number	77-331-0156
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
American Depositary Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing twenty (20) ordinary shares, no par value per share
Trading Symbol	CMMB
Name of Exchange on which Security is Registered	NASDAQ
Ordinary Shares, No Par Value Per Share [Member]
Document Information [Line Items]
Title of 12(b) Security	Ordinary shares, no par value per share
Trading Symbol	N/A
Name of Exchange on which Security is Registered	NASDAQ